Shareholders' Equity - Share capital (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2026	Dec. 31, 2025
Shareholders Equity
Authorized share capital			€ 21,600
Par value per share			€ 0.04
Shares issued in the period			€ 48,908
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	3,989,976
Ordinary
Shareholders Equity
Number of shares authorised			270,000,000
Number of shares issued			143,466,309
Number of shares issued and fully paid			141,329,607
Treasury shares			2,136,702	2,349,852
Preferred
Shareholders Equity
Number of shares authorised			270,000,000